PREPAID EXPENSES (Details) - USD ($)	9 Months Ended	12 Months Ended
	May 31, 2017	Aug. 31, 2016
Prepaid Expenses Details
Legal and regulatory fees	$ 52,253	$ 9,167
Advertising and promotion	139,866
Rent expense	32,800
Total	$ 224,919	$ 9,167